Document and Entity Information	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2026
Entity File Number	001-41410
Entity Registrant Name	CITIZENS FINANCIAL SERVICES INC
Entity Central Index Key	0000739421
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2265045
Entity Address, Address Line One	15 S MAIN ST
Entity Address, City or Town	MANSFIELD
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16933
City Area Code	570
Local Phone Number	662-0444
Title of 12(b) Security	Common Stock, Par Value $1.00 Per Share
Trading Symbol	CZFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false